OTHER INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Information
Details of unaudited summary financial results
The following tables set forth unaudited summary financial results on a quarterly basis for the most recent two years. The results for the quarter ended June 30, 2012, have been restated on Form 10-Q/A.

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,	Year Ended
	2012
	(in thousands)
Total revenue	$42,329	$42,458	$49,611	$64,462	$198,860
Loss from operations (1)	(16,962)	(23,394)	(17,449)	(103,471)	(161,276)
Income from discontinued operations, net of tax	5,101	2,416	4,908	4,856	17,281
Gain on sale of discontinued operations, net of tax	2,409	—	—	—	2,409
Net loss attributable to Magnum Hunter Resources Corporation	(12,458)	(14,503)	(32,463)	(73,284)	(132,708)
Net loss attributable to common shareholders	$(17,052)	$(22,708)	$(42,283)	$(85,371)	$(167,414)
Basic and diluted loss per common share	$(0.13)	$(0.15)	$(0.25)	$(0.54)	$(1.07)

	2011
Total revenue	$11,884	$23,709	$24,271	$33,577	$93,441
Loss from operations	(2,973)	(16,871)	(16,657)	(33,428)	(69,929)
Income from discontinued operations, net of tax	285	1,873	2,167	2,907	7,232
Net loss attributable to Magnum Hunter Resources Corporation	(6,690)	(15,040)	2,000	(56,931)	(76,661)
Net loss attributable to common shareholders	$(9,298)	$(18,497)	$(1,952)	$(60,921)	$(90,668)
Basic and diluted loss per common share	$(0.12)	$(0.16)	$(0.01)	$(0.51)	$(0.80)

See "Oil and Gas Properties - Capitalized Costs" and "Exploration and Abandonment Costs," in "Note 3 - Summary of Significant Accounting Policies" for a discussion of proved and unproved property impairments.

1.
The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.

Details of operating activities by segment
The following tables set forth operating activities by segment for the three and six months ended June 30, 2013 and 2012, respectively.

	As of and for the Three Months Ended June 30, 2013
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Revenues
Oil and gas sales	$57,923	$8,534	$—	$—	$—	$—	$66,457
Gas transportation, gathering, processing, and marketing	439	—	16,151	—	—	(2,177)	14,413
Oilfield services	—	—	—	3,693	—	(81)	3,612
Gain (loss) on sale of assets and other revenue	(439)	—	—	(3)	—	—	(442)
Total revenue	57,923	8,534	16,151	3,690	—	(2,258)	84,040
Expenses
Lease operating expenses	20,882	1,904	—	—	—	(2,177)	20,609
Severance taxes and marketing	4,446	406	—	—	—	—	4,852
Exploration and abandonments	3,546	1,611	—	—	—	—	5,157
Impairment of proved oil & gas properties	15,920	114	—	—	—	—	16,034
Gas transportation, gathering, processing, and marketing	—	—	13,414	—	—	—	13,414
Oilfield services	—	—	—	4,147	—	(81)	4,066
Depletion, depreciation, amortization and accretion	27,590	6,593	3,282	521	—	—	37,986
General and administrative	4,783	1,173	2,053	107	11,485	—	19,601
Total expenses	77,167	11,801	18,749	4,775	11,485	(2,258)	121,719
Interest income	80	776	—	—	1,550	(2,312)	94
Interest expense	(2,213)	(825)	(1,199)	(142)	(16,775)	2,312	(18,842)
Gain (loss) on derivative contracts,(net)	(167)	—	(5,169)	—	11,736	—	6,400
Other income (expense)	1,592	—	(226)	—	100	—	1,466
Total other income (expense)	(708)	(49)	(6,594)	(142)	(3,389)	—	(10,882)
Loss from continuing operations before income tax	(19,952)	(3,316)	(9,192)	(1,227)	(14,874)	—	(48,561)
Income tax benefit	913	708	—	—	41,945	—	43,566
Net loss from continuing operations	(19,039)	(2,608)	(9,192)	(1,227)	27,071	—	(4,995)
Income from discontinued operations, net of tax	6,050	—	—	—	(8,453)	—	(2,403)
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	—	172,452
Net income (loss)	$159,463	$(2,608)	$(9,192)	$(1,227)	$18,618	$—	$165,054

Total segment assets	$1,413,296	$248,908	$248,964	$34,287	$98,469	$(8,004)	$2,035,920

	As of and for the Three Months Ended June 30, 2012
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Revenues
Oil and gas sales	$29,712	$7,473	$—	$—	$—	$—	$37,185
Gas transportation, gathering, processing, and marketing	—	—	4,199	—	—	—	4,199
Oilfield services	—	—	—	1,392	—	(435)	957
Gain on sale of assets and other revenue	102	1	14	—	—	—	117
Total revenue	29,814	7,474	4,213	1,392	—	(435)	42,458
Expenses
Lease operating expenses	10,581	901	—	—	—	(782)	10,700
Severance taxes and marketing	2,180	560	—	—	—	—	2,740
Exploration and abandonments	5,831	3,578	—	—	—	—	9,409
Gas transportation, gathering and processing	—	—	1,971	—	—	—	1,971
Oilfield services	—	—	—	1,219	—	348	1,567
Depletion, depreciation, amortization and accretion	16,431	4,799	1,190	249	—	—	22,669
General and administrative	3,249	1,621	795	57	11,074	—	16,796
Total expenses	38,272	11,459	3,956	1,525	11,074	(434)	65,852
Interest income	30	767	—	—	28	(763)	62
Interest expense	(893)	—	(1,725)	(75)	(17,502)	763	(19,432)
Gain (loss) on derivative contracts, (net)	105	—	(1,350)	—	19,349	—	18,104
Other income (expense)	933	—	(2)	—	—	—	931
Total other income (expense)	175	767	(3,077)	(75)	1,875	—	(335)
Loss from continuing operations before income tax	(8,283)	(3,218)	(2,820)	(208)	(9,199)	(1)	(23,729)
Income tax benefit	6,063	795	—	—	—	—	6,858
Net loss from continuing operations	(2,220)	(2,423)	(2,820)	(208)	(9,199)	(1)	(16,871)
Income (loss) from discontinued operations, net of tax	2,416	—	—	—	—	—	2,416
Loss on sale of discontinued operations, net of tax	—	—	—	—	—	—	—
Net loss	$196	$(2,423)	$(2,820)	$(208)	$(9,199)	$(1)	$(14,455)

Total segment assets	$1,306,811	$243,965	$183,175	$12,493	$59,639	$(469)	$1,805,614

	As of and for the Six Months Ended June 30, 2013
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Oil and gas sales	$97,711	$21,311	$—	$—	$—	$—	$119,022
Gas transportation, gathering, processing, and marketing	439	—	33,453	—	—	(3,583)	30,309
Oilfield services	—	—	—	7,424	—	(119)	7,305
Gain (loss) on sale of assets and other revenue	(416)	—	—	(3)	—	—	(419)
Total revenue	97,734	21,311	33,453	7,421	—	(3,702)	156,217
Lease operating expenses	32,724	3,637	—	—	—	(3,621)	32,740
Severance taxes and marketing	7,429	616	—	—	—	—	8,045
Exploration and abandonments	33,279	1,661	—	—	—	—	34,940
Impairment of proved oil & gas properties	15,920	114	—	—	—	—	16,034
Gas transportation, gathering, processing, and marketing	—	—	26,845	—	—	—	26,845
Oilfield services	—	—	—	7,482	—	(81)	7,401
Depletion, depreciation, amortization and accretion	44,186	16,026	5,969	859	—	—	67,040
General and administrative	8,526	2,143	3,290	471	27,477	—	41,907
Total expenses	142,064	24,197	36,104	8,812	27,477	(3,702)	234,952
Interest income	181	1,540	—	—	2,804	(4,320)	205
Interest expense	(4,167)	(1,498)	(2,038)	(231)	(33,979)	4,320	(37,593)
Gain (loss) on derivative contracts, (net)	(211)	—	(5,440)	—	4,560	—	(1,091)
Other income (expense)	2,599	—	(211)	—	100	—	2,488
Total other income (expense)	(1,598)	42	(7,689)	(231)	(26,515)	—	(35,991)
Loss from continuing operations before income tax	(45,928)	(2,844)	(10,340)	(1,622)	(53,992)	—	(114,726)
Income tax benefit	5,767	708	—	—	41,945	—	48,420
Net loss from continuing operations	(40,161)	(2,136)	(10,340)	(1,622)	(12,047)	—	(66,306)
Income from discontinued operations, net of tax	22,661	—	—	—	(8,453)	—	14,208
Gain on sale of discontinued operations, net of tax	172,452	—	—	—	—	—	172,452
Net income (loss)	$154,952	$(2,136)	$(10,340)	$(1,622)	$(20,500)	$—	$120,354
							—
Total segment assets	$1,413,296	$248,908	$248,964	$34,287	$98,469	$(8,004)	$2,035,920

	As of and for the Six Months Ended June 30, 2012
	(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream and Marketing	Oilfield Services	Corporate Unallocated	Inter-segment Eliminations	Total
Oil and gas sales	$58,441	$16,526	$—	$—	$—	$—	$74,967
Gas transportation, gathering, processing, and marketing	—	—	5,360	—	—	—	5,360
Oilfield services	—	—	—	6,260	—	(1,646)	4,614
Gain (loss) on sale of assets and other revenue	104	1	17	(276)	—	—	(154)
Total revenue	58,545	16,527	5,377	5,984	—	(1,646)	84,787
Lease operating expenses	20,954	2,231	—	—	—	(1,645)	21,540
Severance taxes and marketing	4,361	1,198	—	—	—	—	5,559
Exploration and abandonments	14,845	3,580	—	—	—	—	18,425
Gas transportation, gathering, processing, and marketing	—	—	2,091	—	—	—	2,091
Oilfield services	—	—	—	3,567	—	—	3,567
Depletion, depreciation, amortization and accretion	30,598	9,618	1,658	448	—	—	42,322
General and administrative	6,215	2,313	1,107	106	21,898	—	31,639
Total expenses	76,973	18,940	4,856	4,121	21,898	(1,645)	125,143
Interest income	31	1,536	—	—	55	(1,526)	96
Interest expense	(1,681)	(1)	(3,007)	(158)	(21,495)	1,526	(24,816)
Gain (loss) on derivative contracts, (net)	105	—	(1,350)	—	20,452	—	19,207
Other income (expense)	1,967	—	(2)	—	—	—	1,965
Total other income (expense)	422	1,535	(4,359)	(158)	(988)	—	(3,548)
Income (loss) from continuing operations before income tax	(18,006)	(878)	(3,838)	1,705	(22,886)	(1)	(43,904)
Income tax benefit	8,937	213	—	—	—	—	9,150
Net income (loss) from continuing operations	(9,069)	(665)	(3,838)	1,705	(22,886)	(1)	(34,754)
Income from discontinued operations	7,163	—	—	354	—	—	7,517
Gain on sale of discontinued operations	—	—	—	2,224	—	—	2,224
Net income (loss)	$(1,906)	$(665)	$(3,838)	$4,283	$(22,886)	$(1)	$(25,013)

Total segment assets	$1,306,811	$243,965	$183,175	$12,493	$59,639	$(469)	$1,805,614

The following tables set forth operating activities by segment for the years ended December 31, 2012, 2011, and 2010.

	For the Year Ended December 31, 2012 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$133,727	$39,556	$—	$—	$—	$—	$173,283
Gas transportation, gathering and processing	—	—	15,469	—	—	(2,429)	13,040
Oil field services	—	—	—	13,552	—	(1,219)	12,333
Gain (loss) on sale of assets and other revenue	363	(35)	473	(600)	—	3	204
Total revenue	134,090	39,521	15,942	12,952	—	(3,645)	198,860
Lease operating expenses	44,111	5,163	—	—	—	(3,590)	45,684
Severance taxes and marketing	8,416	2,371	—	—	—	—	10,787
Exploration and abandonments	80,375	36,841	—	—	—	—	117,216
Gas transportation, gathering and processing	—	—	7,908	—	—	120	8,028
Oil field services	—	—	—	10,420	—	(383)	10,037
Impairment of proved oil and gas properties	3,839	257	—	—	—	—	4,096
Depreciation, depletion, and accretion	65,041	27,461	5,963	967	—	468	99,900
General and administrative	30,680	2,043	3,798	418	27,137	312	64,388
Total expenses	232,462	74,136	17,669	11,805	27,137	(3,073)	360,136
Operating income (loss)	(98,372)	(34,615)	(1,727)	1,147	(27,137)	(572)	(161,276)
Interest income	200	3,096	—	—	3,483	(6,549)	230
Interest expense	(13,282)	(1,724)	(758)	(327)	(41,022)	5,267	(51,846)
Gain on derivative contracts	129	—	8,692	—	13,418	—	22,239
Other	2,745	2	(546)	(155)	—	—	2,046
Total other income (expense)	(10,208)	1,374	7,388	(482)	(24,121)	(1,282)	(27,331)
Income (loss) from continuing operations before income tax	(108,580)	(33,241)	5,661	665	(51,258)	(1,854)	(188,607)
Income tax benefit	23,977	8,219	—	—	—	—	32,196
Loss from continuing operations	(84,603)	(25,022)	5,661	665	(51,258)	(1,854)	(156,411)
Income from discontinued operations	17,051	—	—	230	—	—	17,281
Gain on sale of discontinued operations	2,409	—	—	—	—	—	2,409
Net income (loss)	(65,143)	(25,022)	5,661	895	(51,258)	(1,854)	(136,721)
Loss (income) attributable to non-controlling interest	4,173	—	(160)	—	—	—	4,013
Net income (loss) attributable to Magnum Hunter Resources Corporation	$(60,970)	$(25,022)	$5,501	$895	$(51,258)	$(1,854)	$(132,708)
Dividends on preferred stock	—	—	(11,864)	—	(22,842)	—	(34,706)
Net income (loss) attributable to common shareholders	$(60,970)	$(25,022)	$(6,363)	$895	$(74,100)	$(1,854)	$(167,414)
Total segment assets	$1,602,022	$392,918	$245,207	$23,810	$93,612	$(158,937)	$2,198,632
Segment capital expenditures	$417,431	$84,536	$57,010	$8,828	$805	$—	$568,610

	For the Year Ended December 31, 2011 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$75,235	$10,731	$—	$—	$—	$—	$85,966
Gas transportation, gathering and processing	—	—	1,978	—	—	(1,484)	494
Oil field services	—	—	—	9,417	—	(2,268)	7,149
Gain (loss) on sale of assets and other revenue	(726)	36	513	9	—	—	(168)
Total revenue	74,509	10,767	2,491	9,426	—	(3,752)	93,441
Lease operating expenses	25,839	1,813	—	—	—	(2,196)	25,456
Severance taxes and marketing	5,894	588	—	—	—	—	6,482
Exploration and abandonments	2,605	40	—	—	—	—	2,645
Gas transportation, gathering and processing	—	—	373	—	—	—	373
Oil field services	—	—	—	8,315	—	(1,556)	6,759
Impairment of proved oil and gas properties	21,792	—	—	—	—	—	21,792
Depreciation, depletion, and accretion	28,573	6,055	1,789	544	—	—	36,961
General and administrative	8,883	1,914	850	461	50,794	—	62,902
Total expenses	93,586	10,410	3,012	9,320	50,794	(3,752)	163,370
Operating income (loss)	(19,077)	357	(521)	106	(50,794)	—	(69,929)
Interest income	15	2,062	—	—	4	(2,054)	27
Interest expense	(2,315)	13	(1,674)	(183)	(9,879)	2,054	(11,984)
Loss on derivative contracts	—	—	—	—	(6,346)	—	(6,346)
Other	1,606	(5)	—	—	—	—	1,601
Total other income (expense)	(694)	2,070	(1,674)	(183)	(16,221)	—	(16,702)
Income (loss) from continuing operations before income tax	(19,771)	2,427	(2,195)	(77)	(67,015)	—	(86,631)
Income tax benefit	2,862	125	—	—	—	—	2,987
Loss from continuing operations	(16,909)	2,552	(2,195)	(77)	(67,015)	—	(83,644)
Income from discontinued operations	4,255	—	—	2,977	—	—	7,232
Net income (loss)	(12,654)	2,552	(2,195)	2,900	(67,015)	—	(76,412)
Net income attributable to non-controlling interest	(249)	—	—	—	—	—	(249)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(12,903)	2,552	(2,195)	2,900	(67,015)	—	(76,661)
Dividends on preferred stock	—	—	—	—	(14,007)	—	(14,007)
Net income (loss) attributable to common shareholders	$(12,903)	$2,552	$(2,195)	$2,900	$(81,022)	$—	$(90,668)
Total segment assets	$797,674	$349,410	$83,847	$17,045	$47,839	$(127,055)	$1,168,760
Segment capital expenditures	$202,818	$18,493	$54,748	$6,494	$9,389	$—	$291,942

	For the Year Ended December 31, 2010 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$26,974	$—	$—	$—	$—	$—	$26,974
Gas transportation, gathering and processing	—	—	334	—	—	(171)	163
Oil field services	—	—	—	3,388	—	(2,166)	1,222
Gain (loss) on sale of assets and other revenue	168	—	80	2	—	—	250
Total revenue	27,142	—	414	3,390	—	(2,337)	28,609
Lease operating expenses	10,868	—	—	—	—	(190)	10,678
Severance taxes and marketing	2,347	—	—	—	—	—	2,347
Exploration and abandonments	942	—	—	—	—	—	942
Gas transportation, gathering and processing	—	—	214	—	—	—	214
Oil field services	—	—	—	3,419	—	(2,147)	1,272
Impairment of proved oil and gas properties	306	—	—	—	—	—	306
Depreciation, depletion, and accretion	7,780	—	45	364	—	—	8,189
General and administrative	1,724	—	71	143	22,835	—	24,773
Total expenses	23,967	—	330	3,926	22,835	(2,337)	48,721
Operating income (loss)	3,175	—	84	(536)	(22,835)	—	(20,112)
Interest income	20	—	—	—	41	—	61
Interest expense	(23)	—	—	(149)	(3,412)	—	(3,584)
Gain (loss) on derivative contracts	(6)	—	—	—	820	—	814
Other	9	—	—	—	—	—	9
Total other expense	—	—	—	(149)	(2,551)	—	(2,700)
Income (loss) from continuing operations before income tax	3,175	—	84	(685)	(25,386)	—	(22,812)
Income from discontinued operations	1,928	—	—	553	—	—	2,481
Gain on sale of discontinued operations	6,660	—	—	—	—	—	6,660
Net income (loss)	11,763	—	84	(132)	(25,386)	—	(13,671)
Net (income) loss attributable to non-controlling interest	(129)	—	—	—	—	—	(129)
Net income (loss) attributable to Magnum Hunter Resources Corporation	11,634	—	84	(132)	(25,386)	—	(13,800)
Dividends on preferred stock	—	—	—	—	(2,467)	—	(2,467)
Net income (loss) attributable to common shareholders	11,634	—	84	(132)	(27,853)	—	(16,267)
Total segment assets	$189,072	$—	$33,060	$7,253	$19,582	$—	$248,967
Segment capital expenditures	$60,042	$—	$18,274	$1,762	$—	$—	$80,078

Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Purchase of non-producing leases	$414,037	$397,947	$46,683
Purchase of producing properties	159,290	226,634	53,116
Exploration costs	165,789	112,606	43,466
Development costs	262,486	101,151	13,641
Asset retirement obligation	407	5,390	2,171
	$1,002,009	$843,728	$159,077

Summary of estimating quantities of proved reserves data
The following reserve data only represent estimates and should not be construed as being exact.

Total Proved Reserves	Crude Oil and Liquids	Natural Gas
	(mbbl)	(mmcf)
Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchases of reserves in place	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sales of reserves in place	(1,507)	(5,298)
Production	(384)	(1,227)
Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,494
Purchases of reserves in place	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sales of reserves in place	(215)	(11)
Production	(869)	(6,854)
Balance December 31, 2011	21,709	139,237
Extensions, discoveries and other additions	3,415	544
Revisions of previous estimates	12,568	25,644
Purchases of reserves in place	10,613	12,082
Sales of reserves in place	(10)	(63)
Production	(2,343)	(14,824)
Balance December 31, 2012	45,952	162,620
Developed reserves, included above:
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198
December 31, 2012	22,617	125,526

Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Future cash inflows	$4,248,384	$2,409,249	$709,788
Future production costs	(1,520,260)	(765,048)	(253,544)
Future development costs	(603,809)	(330,007)	(77,216)
Future income tax expense	(230,500)	(253,721)	(88,233)
Future net cash flows	1,893,815	1,060,473	290,795
10% annual discount for estimated timing of cash flows	(1,046,162)	(586,077)	(162,836)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$474,396	$127,959	$47,388
Net changes in prices and production costs	13,647	49,498	17,133
Changes in estimated future development costs	(391,318)	(167,399)	(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)	(71,724)	(19,054)
Net changes due to extensions, discoveries, and improved recovery	60,468	110,316	51,022
Net changes due to revisions of previous quantity estimates (1)	290,500	235,163	(355)
Previously estimated development costs incurred during the period	245,168	24,740	25,020
Accretion of discount	85,377	27,029	2,740
Purchase of minerals in place	217,791	234,336	112,406
Sale of minerals in place	(354)	(3,726)	(23,837)
Changes in timing and other (2)	22,436	824	(1,863)
Net change in income taxes	8,926	(92,620)	(31,691)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

1.
The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 mbbls of oil and natural gas liquids and 25,644 mmcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 mbbls of oil and natural gas liquids and 40,494 mmcf of natural gas.

2.
The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.

Standardized measure to calculate future net revenues
The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows:

	2012	2011	2010
Oil (per bbl)	$88.37	$96.19	$79.43
Natural gas liquids (per bbl)	$53.94	$44.25	$—
Gas (per mcf)	$3.08	$4.11	$4.37